Cryptocurrencies (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 USD ($) item	Sep. 30, 2023 item
Quantities (in coins)
Balance at the beginning | item	7.17	0
Revenue recognized from cryptocurrencies mined | item	272.38	7.17
Hosting fees settled in cryptocurrencies | item	(22.14)
Proceeds from sale of cryptocurrencies | item	(175.09)
Balance at the end | item	82.32	7.17
Cryptocurrencies, amount
Balance at the beginning	$ 141,888	$ 0
Revenue recognized from cryptocurrencies mined	6,261,091	192,351
Hosting fees settled in cryptocurrencies	(428,839)
Proceeds from sale of cryptocurrencies	(4,384,562)
Realized gain on sale/exchange of cryptocurrencies	676,015
Impairment loss of cryptocurrencies	(181,263)	(50,463)
Balance at the end	$ 2,084,330	$ 141,888
Number of BTCs pledged | item	55		55